Goodwill and intangible assets - Summary of Movements in Goodwill and Intangible Assets (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) company	Dec. 31, 2021 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 38,591
Intangible assets and goodwill at end of period	€ 40,489	€ 38,591
Number of brands with significant carrying value | company	5
Ekaterra
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Reclassification to held for sale		(899)
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 43,473	39,431
Additions through business combinations	1,188	2,495
Disposal of businesses	(23)	(2)
Reclassification to held for sale	(29)	(903)
Additions	253	231
Disposals and other movements	(31)	(65)
Hyperinflationary adjustment	133	103
Currency retranslation	772	2,183
Intangible assets and goodwill at end of period	45,736	43,473
Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(4,882)	(4,490)
Amortisation/impairment for the year	(455)	(274)
Disposals and other movements	38	69
Currency retranslation	52	(187)
Intangible assets and goodwill at end of period	(5,247)	(4,882)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	20,330
Intangible assets and goodwill at end of period	21,609	20,330
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	21,489	20,118
Additions through business combinations	585	741
Disposal of businesses	(16)	(2)
Reclassification to held for sale	0	(534)
Additions	0	0
Disposals and other movements	0	(18)
Hyperinflationary adjustment	116	96
Currency retranslation	592	1,088
Intangible assets and goodwill at end of period	22,766	21,489
Goodwill | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,159)	(1,176)
Amortisation/impairment for the year	0	0
Disposals and other movements	1	18
Currency retranslation	1	(1)
Intangible assets and goodwill at end of period	(1,157)	(1,159)
Indefinite-life intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,470
Intangible assets and goodwill at end of period	18,166	17,470
Indefinite-life intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	17,681	15,420
Additions through business combinations	603	1,753
Disposal of businesses	(4)	0
Reclassification to held for sale	(25)	(362)
Additions	0	0
Disposals and other movements	(2)	0
Hyperinflationary adjustment	17	7
Currency retranslation	246	863
Intangible assets and goodwill at end of period	18,516	17,681
Indefinite-life intangible assets | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(211)	(211)
Amortisation/impairment for the year	(146)	0
Disposals and other movements	0	1
Currency retranslation	7	(1)
Intangible assets and goodwill at end of period	(350)	(211)
Horlicks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,898
Intangible assets and goodwill at end of period	2,759	2,898
Knorr
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,803
Intangible assets and goodwill at end of period	1,839	1,803
Paula's Choice, Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,660
Intangible assets and goodwill at end of period	1,764	1,660
Carver Korea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,452
Intangible assets and goodwill at end of period	1,456	1,452
Hellmann's
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,196
Intangible assets and goodwill at end of period	1,261	1,196
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	580
Intangible assets and goodwill at end of period	587	580
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3,189	2,819
Additions through business combinations	0	0
Disposal of businesses	(3)	0
Reclassification to held for sale	(4)	(7)
Additions	251	229
Disposals and other movements	(24)	(44)
Hyperinflationary adjustment	0	0
Currency retranslation	(92)	192
Intangible assets and goodwill at end of period	3,317	3,189
Software | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,609)	(2,282)
Amortisation/impairment for the year	(216)	(222)
Disposals and other movements	32	48
Currency retranslation	63	(153)
Intangible assets and goodwill at end of period	(2,730)	(2,609)
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	211
Intangible assets and goodwill at end of period	127	211
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,114	1,074
Additions through business combinations	0	1
Disposal of businesses	0	0
Reclassification to held for sale	0	0
Additions	2	2
Disposals and other movements	(5)	(3)
Hyperinflationary adjustment	0	0
Currency retranslation	26	40
Intangible assets and goodwill at end of period	1,137	1,114
Other | Accumulated amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(903)	(821)
Amortisation/impairment for the year	(93)	(52)
Disposals and other movements	5	2
Currency retranslation	(19)	(32)
Intangible assets and goodwill at end of period	€ (1,010)	€ (903)